Summary of Significant Accounting Policies: Comprehensive Income: Schedule of Accumulated other comprehensive loss components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cumulative currency translation adjustment	$ (385,528)	$ (239,769)	$ (215,814)
Available-for-sale Securities, Gross Unrealized Losses (Deprecated 2011-01-31)	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes	32,562	39,722	49,188
Total accumulated other comprehensive loss	$ (356,147)	$ (200,983)	$ (172,400)